Average Annual Total Returns{- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Investor PRO-09 - Investment Grade Bond Portfolio	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Investment Grade Bond Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	9.33%	5.41%	4.31%	7.51%	4.44%	3.84%